SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Number of RSUs
Options outstanding, beginning balance	15,500
Granted	111,300
Vested	(17,500)
Cancelled & forfeited
Options outstanding, ending balance	109,300	15,500
Vested and expected to vest at June 30, 2016	109,300
Weighted average remaining contractual term (in years)
Options outstanding, ending balance	2 years 4 months 6 days	1 month 6 days
Vested and expected to vest at June 30, 2016	2 years 4 months 6 days
Aggregate intrinsic value
Options outstanding, beginning balance	$ 231
Options outstanding, ending balance	1,273	$ 231
Vested and expected to vest at June 30, 2016	$ 1,273